Project debt (Tables)	3 Months Ended
Mar. 31, 2020
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2020 and December 31, 2019 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	3,953,432	4,069,909
Current	823,760	782,439
Total Project debt	4,777,192	4,852,348

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Mojave debt, as of March 31, 2020, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2020
Payment of interests accrued as of March 31, 2020	Nominal repayment	Between January and March 2021	Between April and December 2021	2022	2023	2024	Subsequent Years	Total
($ in thousands)
59,240	243,993	3,232	242,663	285,997	309,822	324,234	3,308,013	4,777,192